THIRD AVENUE VARIABLE SERIES TRUST

THIRD QUARTER REPORT

SEPTEMBER 30, 2023

THIRD AVENUE VALUE PORTFOLIO

The Portfolio is distributed by Foreside Fund Services, LLC. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Portfolio.

Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Portfolio of Investments

at September 30, 2023 (Unaudited)

Shares	Security†	Value

Common Stocks - 81.71%
	Automotive - 6.18%
28,209	Bayerische Motoren Werke AG (Germany)	$2,865,108
22,829	Mercedes-Benz Group AG (Germany)	1,588,825

		4,453,933

	Banks - 9.60%
285,364	Bank of Ireland Group PLC (Ireland)	2,789,609
41,424	Comerica, Inc.	1,721,167
219,608	Deutsche Bank AG (Germany)	2,413,552

		6,924,328

	Building Products - 4.71%
73,931	Buzzi SpA (Italy)	2,020,327
77,700	Taiheiyo Cement Corp. (Japan)	1,376,834

		3,397,161

	Capital Equipment - 1.81%
24,200	Horiba, Ltd. (Japan)	1,307,418

	Consumer Products - 1.67%
45,001	Fila Holdings Corp. (South Korea)	1,202,268

	Diversified Holding Companies - 6.77%
382,115	CK Hutchison Holdings, Ltd. (Cayman Islands).	2,028,683
77,000	Jardine Cycle & Carriage, Ltd. (Singapore)	1,795,193
356,558	Quinenco S.A. (Chile)	1,055,249

		4,879,125

	Energy - Refining & Marketing - 3.59%
691,763	Ultrapar Participacoes S.A. (Brazil)	2,584,538

	Financial Services - 2.33%
97,098	Ashmore Group PLC (United Kingdom)	221,656
47,089	Lazard, Ltd., Class A (Bermuda)	1,460,230

		1,681,886

	Forest Products & Paper - 1.83%
88,903	Interfor Corp. (Canada) (a)	1,318,900

	Insurance - 2.55%
68,226	Old Republic International Corp.	1,838,008

	Media - 2.41%
2,113,511	S4 Capital PLC (United Kingdom) (a)	1,738,435

	Metals & Mining - 14.72%
756,703	Capstone Copper Corp. (Canada) (a)	3,208,989
226,904	Lundin Mining Corp. (Canada)	1,692,279
111,853	Warrior Met Coal, Inc.	5,713,451

		10,614,719

	Non-U.S. Real Estate Operating Companies - 1.46%
1,708,800	Genting Singapore, Ltd. (Singapore)	1,054,908

	Oil & Gas Production & Services - 12.74%
182,055	Subsea 7, S.A. (Luxembourg)	2,501,368
55,652	Tidewater, Inc. (a)	3,955,188
36,420	Valaris, Ltd. (Bermuda) (a)	2,730,772

		9,187,328

	Retail - 2.30%
42,400	Seven & i Holdings Co., Ltd. (Japan)	1,659,969

	Transportation & Logistics - 6.44%
24,837,690	Cia Sud Americana de Vapores S.A. (Chile)	1,489,730

Shares	Security†	Value

	Transportation & Logistics (continued)
444,053	easyJet PLC (United Kingdom) (a)	$2,301,679
133,999	Hawaiian Holdings, Inc. (a)	848,214

		4,639,623

	Transportation Infrastructure - 0.60%
2,522,500	Hutchison Port Holdings Trust (Singapore)	433,290

	Total Common Stocks (Cost $55,268,720)	58,915,837

Short-Term Investments - 15.13%
10,906,363	Dreyfus Treasury Securities Cash Management, Institutional Shares, 5.220% (b)	10,906,363

	Total Short-Term Investments (Cost $10,906,363)	10,906,363

Purchased Options - 0.81%
	Total Purchased Options (see below for details) (Cost $357,840)	582,032

	Total Investment Portfolio - 97.65% (Cost $66,532,923)	70,404,232
	Other Assets less Liabilities - 2.35%	1,693,427

	NET ASSETS - 100.00%
	(Applicable to 3,416,473 shares outstanding) .	$72,097,659

	NET ASSET VALUE PER SHARE	$21.10

Notes:

(a)	Non-income producing security.
(b)	Rate disclosed represents 30-day yield at September 30, 2023.
†	U.S. issuer unless otherwise noted.

% of
Summary of Investments by Industry	Net Assets
Metals & Mining	14.72%
Oil & Gas Production & Services	12.74
Banks	9.60
Diversified Holding Companies	6.77
Transportation & Logistics	6.44
Automotive	6.18
Building Products	4.71
Energy - Refining & Marketing	3.59
Insurance	2.55
Media	2.41
Financial Services	2.33
Retail	2.30
Forest Products & Paper	1.83
Capital Equipment	1.81
Consumer Products	1.67
Non-U.S. Real Estate Operating Companies	1.46
Transportation Infrastructure	0.60
Short-Term Investments	15.13
Purchased Options	0.81
Other Assets less Liabilities	2.35

Total	100.00%

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Portfolio of Investments (continued)

at September 30, 2023 (Unaudited)

% of
Country Concentration	Net Assets
United States	35.45%
Germany	9.53
Canada	8.63
Japan	6.02
United Kingdom	5.91
Bermuda	5.81
Singapore	4.55
Ireland	3.87
Brazil	3.59
Chile	3.53
Luxembourg	3.47
Cayman Islands	2.82
Italy	2.80
South Korea	1.67

Total	97.65%

Purchased Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust, Put	Goldman Sachs & Co.	420	$17,947,020	430.00 USD	01/19/24	$582,032

Total Purchased Options (Cost $357,840)						$582,032

ETF: Exchange Traded Fund.

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Notes to Portfolio of Investments

September 30, 2023 (Unaudited)

Security valuation:

The Portfolio’s equity securities listed on an exchange market system will generally be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by the Portfolio that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Portfolio determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Portfolio.

Securities that do not have a readily available current market value or that have been subject to a significant event occurring between the time of the last sales price and the close of the New York Stock Exchange (the “Exchange”) are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust’s Board of Trustees. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the adopted valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to the policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees. The Adviser’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Adviser’s policies and procedures may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available.

Securities listed on certain non-U.S exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) are fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets and are categorized as Level 2, as defined below. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of the close of regular trading on the Exchange, as provided by an independent pricing service approved by the Board of Trustees.

In addition to utilizing an independent fair value pricing service for securities listed on certain non-U.S. exchanges as described above, the Portfolio may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that the Portfolio prices its shares. Significant events may include: (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

Fair value measurements:

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that the Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•   Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access at the measurement date;

Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Notes to Portfolio of Investments (continued)

September 30, 2023 (Unaudited)

•   Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

•   Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Portfolio. The Portfolio considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary by level of inputs used to value the Portfolio’s investments as of September 30, 2023:

Assets	Total Value at 9/30/23	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Common Stocks:
Automotive	$ 4,453,933	$ —	$ 4,453,933	$ —
Banks	6,924,328	1,721,167	5,203,161	—
Building Products	3,397,161	—	3,397,161	—
Capital Equipment	1,307,418	—	1,307,418	—
Consumer Products	1,202,268	—	1,202,268	—
Diversified Holding Companies	4,879,125	1,055,249	3,823,876	—
Energy - Refining & Marketing	2,584,538	2,584,538	—	—
Financial Services	1,681,886	1,460,230	221,656	—
Forest Products & Paper	1,318,900	1,318,900	—	—
Insurance	1,838,008	1,838,008	—	—
Media	1,738,435	—	1,738,435	—
Metals & Mining	10,614,719	10,614,719	—	—
Non-U.S. Real Estate Operating Companies	1,054,908	—	1,054,908	—
Oil & Gas Production & Services	9,187,328	6,685,960	2,501,368	—
Retail	1,659,969	—	1,659,969	—
Transportation & Logistics	4,639,623	2,337,944	2,301,679	—
Transportation Infrastructure	433,290	—	433,290	—

Total Common Stocks	58,915,837	29,616,715	29,299,122	—

Purchased Options:	582,032	—	582,032	—

Total Purchased Options	582,032	—	582,032	—

Short-Term Investments:	10,906,363	10,906,363	—	—

Total Short-Term Investments	10,906,363	10,906,363	—	—

Total Value of Investments	$70,404,232	$40,523,078	$29,881,154	$—

^

Common stock securities categorized as Level 2 consist solely of securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) that are fair valued daily by an independent fair value pricing service approved by the Board of Trustees.

4